REVENUE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Notes to Financial Statements
Schedule of net revenues, by revenue source

The following tables presents our net revenues, by revenue source, and the period-over-period percentage change, for the period presented:

	Three Months Ended march 31,
	2020	2021
Revenue Source	Revenue	Revenue	% Change

Distributors	$107,292	$243,788	127%
Amazon	27,358	38,502	41%
Online Sales	11,189	18,204	63%
Gold Leaf Distribution	54,836	180,217	229%
Shipping	5,006	5,110	2%
Sales Returns and Allowances	(3,624)	(23,413)	546%
Net Revenues	$202,057	$462,408	129%

The following tables presents our net revenues, by revenue source, and the period-over-period percentage change, for the period presented:

	Years Ended December 31,
	2019	2020
Revenue Source	Revenue	Revenue	% Change
Distributors	$1,315,007	$438,745	(67)%
Amazon	133,787	87,965	(34)%
Online Sales	93,124	55,190	(41)%
Gold Leaf Distribution	70,555	332,371	371%
Shipping	70,339	24,663	(65)%
Sales Returns and Allowances	(51,159)	(28,707)	(44)%
Net Revenues	$1,631,653	$910,227	(44)%

Schedule of net revenues, by revenue source, as a percentage

The following tables presents our net revenues, by revenue source, as a percentage of total net revenues for the periods presented:

	Three Months Ended march 31,
Revenues	2020	2021
Distributors and Resellers	53%	53%
Amazon	14%	8%
Online Sales	6%	4%
Gold Leaf Distribution	27%	39%
Shipping	2%	1%
Sales Returns, and Allowances	(2)%	(5)%

The following tables presents our net revenues, by revenue source, as a percentage of total net revenues for the periods presented:

	Years Ended December 31,
Revenues	2019	2020
Distributors and Resellers	81%	48%
Amazon	8%	10%
Online Sales	6%	6%
Gold Leaf Distribution	4%	37%
Shipping	4%	3%
Sales Returns, and Allowances	(3)%	(3)%